Significant Accounting Policies (Details 2) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Trademark costs	$ 32,151	$ 32,151
Less accumulated amortization	(27,614)	(27,317)
Total Trademarks - Net	$ 4,537	$ 4,834